Property and Equipment (Details) - Schedule of Changes in Property Equipment and Accumulated Depreciation - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost
Cost Balance Beginning	$ 755,518	$ 90,388
Additions	1,227,274	658,482
Disposal/reclasses	(40,890)
Effects of currency translation	31,439	6,648
Cost Balance Ending	1,973,341	755,518	$ 90,388
Accumulated depreciation
Accumulated depreciation Balance Beginning	93,826	52,504
Depreciation	202,983	43,540	6,573
Disposal/reclasses	(32,026)
Effects of currency translation	6,241	(2,218)
Accumulated depreciation Balance Ending	271,024	93,826	52,504
Net book value	1,702,317	661,692
Laboratory equipment [Member]
Cost
Cost Balance Beginning	579,171	78,691
Additions	932,125	496,077
Disposal/reclasses	(51,509)
Effects of currency translation	34,945	4,403
Cost Balance Ending	1,494,732	579,171	78,691
Accumulated depreciation
Accumulated depreciation Balance Beginning	77,833	44,787
Depreciation	137,996	34,977
Disposal/reclasses	(36,039)
Effects of currency translation	4,359	(1,931)
Accumulated depreciation Balance Ending	184,149	77,833	44,787
Net book value	1,310,583	501,338
Office equipment [Member]
Cost
Cost Balance Beginning	176,347	11,697
Additions	236,427	162,405
Disposal/reclasses	10,619
Effects of currency translation	(4,713)	2,245
Cost Balance Ending	418,680	176,347	11,697
Accumulated depreciation
Accumulated depreciation Balance Beginning	15,993	7,717
Depreciation	64,987	8,563
Disposal/reclasses	4,013
Effects of currency translation	1,882	(287)
Accumulated depreciation Balance Ending	86,875	15,993	7,717
Net book value	331,805	160,354
Construction in progress [Member]
Cost
Cost Balance Beginning
Additions	58,722
Disposal/reclasses
Effects of currency translation	1,207
Cost Balance Ending	59,929
Accumulated depreciation
Accumulated depreciation Balance Beginning
Depreciation
Disposal/reclasses
Effects of currency translation
Accumulated depreciation Balance Ending
Net book value	$ 59,929